UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2743

DWS Strategic Income Fund

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31/07

Date of reporting period: 07/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2007 (Unaudited)

DWS Strategic Income Fund

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 34.4%
Consumer Discretionary 7.6%
AAC Group Holding Corp., 14.75%, 10/1/2012 (PIK) (b)	160,507	163,717
Affinia Group, Inc., 9.0%, 11/30/2014	335,000	318,250
AMC Entertainment, Inc., 8.0%, 3/1/2014	500,000	456,250
American Achievement Corp., 8.25%, 4/1/2012	115,000	110,400
American Media Operations, Inc., Series B, 10.25%, 5/1/2009 (b)	165,000	150,150
Asbury Automotive Group, Inc.:
144A, 7.625%, 3/15/2017	270,000	248,400
8.0%, 3/15/2014	115,000	110,400
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015	185,000	183,150
Buffets, Inc., 12.5%, 11/1/2014 (b)	150,000	121,500

Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/2014 (b)		230,000	205,850
Cablevision Systems Corp., Series B, 9.82% **, 4/1/2009		90,000	90,450
Caesars Entertainment, Inc., 8.875%, 9/15/2008		245,000	249,900
CanWest Mediaworks LP, 144A, 9.25%, 8/1/2015		190,000	184,300
Charter Communications Holdings II LLC:
10.25%, 9/15/2010		1,080,000	1,098,900
Series B, 10.25%, 9/15/2010		275,000	279,125
11.0%, 10/1/2015		1,002,000	1,002,000
Cirsa Capital Luxembourg, 144A, 7.875%, 7/15/2012	EUR	165,000	216,715
Claire's Stores, Inc., 144A, 9.25%, 6/1/2015		260,000	228,800
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014 (b)		265,000	230,550
CSC Holdings, Inc.:
7.25%, 7/15/2008		170,000	169,788
7.875%, 12/15/2007		590,000	590,000
Series B, 8.125%, 7/15/2009		105,000	104,738
Series B, 8.125%, 8/15/2009		80,000	79,800
Denny's Corp. Holdings, Inc., 10.0%, 10/1/2012 (b)		80,000	81,200
Dex Media East LLC/Financial, 12.125%, 11/15/2012		1,625,000	1,732,656
Dollar General Corp., 144A, 10.625%, 7/15/2015 (b)		230,000	203,550
Dollarama Group LP, 144A, 11.16% **, 8/15/2012		176,000	170,720
EchoStar DBS Corp.:
6.625%, 10/1/2014		335,000	311,550
7.125%, 2/1/2016		260,000	245,700
Fontainebleau Las Vegas Holdings LLC, 144A, 10.25%, 6/15/2015		315,000	271,687
Foot Locker, Inc., 8.5%, 1/15/2022		80,000	77,600
French Lick Resorts & Casinos, 144A, 10.75%, 4/15/2014		790,000	592,500
General Motors Corp.:
7.2%, 1/15/2011		545,000	490,500
7.4%, 9/1/2025		195,000	143,325
8.375%, 7/15/2033 (b)		255,000	209,738
Golden Nugget, 8.57% **, 6/16/2014		60,000	56,250
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011		1,255,000	1,345,987
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		235,000	225,600
Group 1 Automotive, Inc., 8.25%, 8/15/2013		115,000	115,575
Hanesbrands, Inc., Series B, 8.784% **, 12/15/2014		350,000	343,000
Hertz Corp.:
8.875%, 1/1/2014		480,000	480,000
10.5%, 1/1/2016 (b)		115,000	119,025
ION Media Networks, Inc., 144A, 11.61% **, 1/15/2013		195,000	196,950
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		825,000	743,531
Jacobs Entertainment, Inc., 9.75%, 6/15/2014		385,000	386,925
Jarden Corp., 7.5%, 5/1/2017		190,000	171,000
Kabel Deutschland GmbH, 10.625%, 7/1/2014		185,000	191,475
Liberty Media LLC:
5.7%, 5/15/2013 (b)		30,000	27,381
8.25%, 2/1/2030		190,000	181,151
8.5%, 7/15/2029		310,000	306,156
Majestic Star Casino LLC, 9.5%, 10/15/2010		40,000	40,400
Mediacom Broadband LLC, 8.5%, 10/15/2015		10,000	9,550
MediMedia USA, Inc., 144A, 11.375%, 11/15/2014		120,000	126,000
Metaldyne Corp.:
10.0%, 11/1/2013 (b)		155,000	151,900
11.0%, 6/15/2012 (b)		75,000	69,938
MGM MIRAGE:
6.75%, 9/1/2012		95,000	88,825
8.375%, 2/1/2011 (b)		200,000	202,500

Michaels Stores, Inc., 144A, 10.0%, 11/1/2014 (b)		335,000	324,950
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010		335,000	343,375
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012 (b)		565,000	485,900
OSI Restaurant Partners, Inc., 144A, 10.0%, 6/15/2015 (b)		260,000	226,200
Penske Automotive Group, Inc., 7.75%, 12/15/2016		575,000	552,000
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013		240,000	248,400
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012		1,265,000	1,302,950
PRIMEDIA, Inc., 8.875%, 5/15/2011 (b)		225,000	231,469
Quebecor World, Inc., 144A, 9.75%, 1/15/2015		180,000	172,800
Quiksilver, Inc., 6.875%, 4/15/2015		330,000	292,050
Reader's Digest Association, Inc., 144A, 9.0%, 2/15/2017		155,000	132,525
Sabre Holdings Corp., 8.35%, 3/15/2016		200,000	166,000
Sbarro, Inc., 10.375%, 2/1/2015 (b)		140,000	122,500
Seminole Hard Rock Entertainment, Inc., 144A, 7.86% **, 3/15/2014		275,000	269,500
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015		190,000	177,650
Simmons Co.:
Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014		725,000	551,000
7.875%, 1/15/2014		150,000	140,250
Sinclair Broadcast Group, Inc., 8.0%, 3/15/2012		115,000	115,000
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013 (b)		335,000	319,925
Six Flags, Inc., 9.75%, 4/15/2013		105,000	86,100
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013		225,000	223,312
Station Casinos, Inc., 6.5%, 2/1/2014		285,000	241,537
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008, 11.5% to 6/15/2014		1,114,000	1,069,440
The Bon-Ton Department Stores, Inc., 10.25%, 3/15/2014 (b)		220,000	198,000
Toys "R" Us, Inc., 7.375%, 10/15/2018		185,000	139,675
Travelport LLC:
9.875%, 9/1/2014		95,000	96,425
9.985% **, 9/1/2014		170,000	172,125
11.875%, 9/1/2016 (b)		95,000	95,950
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 (b)		500,000	421,250
TRW Automotive, Inc., 144A, 7.0%, 3/15/2014 (b)		130,000	121,550
United Components, Inc., 9.375%, 6/15/2013		40,000	40,600
Unity Media GmbH, 144A, 10.375%, 2/15/2015		175,000	169,750
Univision Communications, Inc., 144A, 9.75%, 3/15/2015 (PIK)		875,000	796,250
UPC Holding BV, 144A, 7.75%, 1/15/2014	EUR	75,000	95,172
Vitro SAB de CV:
144A, 8.625%, 2/1/2012		150,000	145,500
144A, 9.125%, 2/1/2017		300,000	288,000
Series A, 11.75%, 11/1/2013		85,000	91,800
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009		155,000	156,938
XM Satellite Radio, Inc., 9.75%, 5/1/2014 (b)		440,000	426,800
Young Broadcasting, Inc., 8.75%, 1/15/2014		1,055,000	891,475

			28,845,071
Consumer Staples 1.2%
Alliance One International, Inc., 144A, 8.5%, 5/15/2012		120,000	118,200
Cerveceria Nacional Dominicana, 144A, 8.0%, 3/27/2014		100,000	99,000
Constellation Brands, Inc., 144A, 7.25%, 5/15/2017		185,000	172,975
Del Laboratories, Inc., 8.0%, 2/1/2012		195,000	174,525
Delhaize America, Inc.:
8.05%, 4/15/2027		75,000	79,149
9.0%, 4/15/2031		510,000	563,359
General Nutrition Centers, Inc., 144A, 9.796% **, 3/15/2014 (PIK)		260,000	241,800
Harry & David Holdings, Inc., 10.36% **, 3/1/2012		240,000	228,000

North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		873,750	865,012
Pilgrim's Pride Corp., 7.625%, 5/1/2015		100,000	96,500
Rite Aid Corp.:
7.5%, 3/1/2017		385,000	353,238
144A, 9.5%, 6/15/2017		185,000	163,725
Smithfield Foods, Inc., 7.75%, 7/1/2017 (b)		260,000	250,900
Tereos Europe, 144A, 6.375%, 4/15/2014	EUR	105,000	137,910
Viskase Cos., Inc., 11.5%, 6/15/2011		840,000	840,000

			4,384,293
Energy 4.2%
Belden & Blake Corp., 8.75%, 7/15/2012		940,000	940,000
Chaparral Energy, Inc., 8.5%, 12/1/2015		270,000	242,325
Chesapeake Energy Corp.:
6.25%, 1/15/2018 (b)		145,000	130,863
6.875%, 1/15/2016		635,000	604,838
7.75%, 1/15/2015 (b)		105,000	106,050
Cimarex Energy Co., 7.125%, 5/1/2017		185,000	174,825
Complete Production Services, Inc., 8.0%, 12/15/2016		340,000	326,400
Delta Petroleum Corp., 7.0%, 4/1/2015 (b)		490,000	418,950
Denbury Resources, Inc., 7.5%, 12/15/2015		75,000	72,000
Dynegy Holdings, Inc.:
6.875%, 4/1/2011 (b)		75,000	71,250
144A, 7.75%, 6/1/2019		370,000	320,050
8.375%, 5/1/2016 (b)		410,000	381,300
Energy Partners Ltd., 144A, 9.75%, 4/15/2014		150,000	142,500
Frontier Oil Corp., 6.625%, 10/1/2011		180,000	174,600
Gaz Capital (Gazprom), 144A, 6.51%, 3/7/2022		785,000	750,695
Mariner Energy, Inc., 8.0%, 5/15/2017		150,000	141,000
OPTI Canada, Inc.:
144A, 7.875%, 12/15/2014		285,000	279,300
144A, 8.25%, 12/15/2014		230,000	230,000
Pemex Project Funding Master Trust:
Series REG S, 6.375%, 8/5/2016	EUR	100,000	144,367
7.375%, 12/15/2014		900,000	954,922
8.0%, 11/15/2011		1,920,000	2,067,840
9.5%, 9/15/2027		720,000	941,400
Petronas Capital Ltd., Series REG S, 7.875%, 5/22/2022		290,000	337,751
Plains Exploration & Production Co., 7.0%, 3/15/2017		115,000	102,638
Quicksilver Resources, Inc., 7.125%, 4/1/2016		155,000	143,763
Reliant Energy, Inc., 7.875%, 6/15/2017 (b)		370,000	351,500
Sabine Pass LNG LP:
144A, 7.25%, 11/30/2013		100,000	95,500
144A, 7.5%, 11/30/2016		620,000	589,000
Secunda International Ltd., 13.36% **, 9/1/2012		270,000	275,400
Seitel, Inc., 144A, 9.75%, 2/15/2014 (b)		100,000	93,500
Stone Energy Corp.:
6.75%, 12/15/2014		650,000	588,250
144A, 9.11% **, 7/15/2010		615,000	613,462
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037		190,000	207,883
Tesoro Corp., 144A, 6.5%, 6/1/2017		295,000	278,775
VeraSun Energy Corp., 144A, 9.375%, 6/1/2017		150,000	136,500
Whiting Petroleum Corp.:
7.0%, 2/1/2014		225,000	210,375
7.25%, 5/1/2012		145,000	137,025
7.25%, 5/1/2013		75,000	70,125
Williams Companies, Inc.:

8.125%, 3/15/2012		695,000	719,325
8.75%, 3/15/2032		1,090,000	1,204,450
Williams Partners LP, 7.25%, 2/1/2017		190,000	184,300

			15,954,997
Financials 5.0%
Algoma Acquistion Corp., 144A, 9.875%, 6/15/2015		555,000	524,475
Ashton Woods USA LLC, 9.5%, 10/1/2015		540,000	448,200
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014		115,000	106,950
CEVA Group PLC:
144A, 8.5%, 12/1/2014	EUR	180,000	224,103
144A, 10.0%, 12/1/2016	EUR	105,000	130,727
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010		885,000	973,500
E*TRADE Financial Corp.:
7.375%, 9/15/2013		130,000	130,650
7.875%, 12/1/2015		110,000	113,300
8.0%, 6/15/2011		305,000	311,100
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011		1,395,000	1,275,023
7.375%, 10/28/2009		2,680,000	2,587,315
7.8%, 6/1/2012		185,000	176,139
7.875%, 6/15/2010		685,000	655,052
8.11% **, 1/13/2012		175,000	167,097
GMAC LLC:
6.875%, 9/15/2011		3,220,000	2,994,275
8.0%, 11/1/2031		994,000	933,447
Hawker Beechcraft Acquisition Co., LLC:
144A, 8.5%, 4/1/2015		330,000	330,000
144A, 8.875%, 4/1/2015 (PIK)		350,000	346,500
144A, 9.75%, 4/1/2017		275,000	272,250
Hexion US Finance Corp., 9.75%, 11/15/2014		230,000	246,100
Hub International Holdings, Inc., 144A, 9.0%, 12/15/2014		150,000	135,000
Idearc, Inc., 8.0%, 11/15/2016		1,145,000	1,084,887
Inmarsat Finance PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012		230,000	213,900
iPayment, Inc., 9.75%, 5/15/2014		165,000	157,575
K&F Acquisition, Inc., 7.75%, 11/15/2014		80,000	86,000
KAR Holdings, Inc.:
144A, 8.75%, 5/1/2014		205,000	184,500
144A, 10.0%, 5/1/2015		260,000	228,800
Local TV Finance LLC, 144A, 9.25%, 6/15/2015 (PIK)		185,000	175,750
New ASAT (Finance) Ltd., 9.25%, 2/1/2011		200,000	164,000
Petroplus Finance Ltd.:
144A, 6.75%, 5/1/2014		200,000	182,500
144A, 7.0%, 5/1/2017		180,000	164,250
Pinnacle Foods Finance LLC, 144A, 9.25%, 4/1/2015		150,000	136,500
Realogy Corp., 144A, 12.375%, 4/15/2015 (b)		150,000	125,625
Sally Holdings LLC, 144A, 9.25%, 11/15/2014		225,000	211,500
Triad Acquisition Corp., Series B, 11.125%, 5/1/2013		285,000	267,900
U.S.I. Holdings Corp.:
144A, 9.23% **, 11/15/2014		110,000	104,500
144A, 9.75%, 5/15/2015		150,000	142,500
UCI Holdco, Inc., 144A, 12.36% **, 12/15/2013 (PIK)		243,573	242,355
Universal City Development Partners, 11.75%, 4/1/2010		955,000	1,002,750
Wimar Opco LLC, 144A, 9.625%, 12/15/2014		990,000	831,600
Yankee Acquisition Corp.:
Series B, 8.5%, 2/15/2015		160,000	147,200

Series B, 9.75%, 2/15/2017 (b)	115,000	102,350

		19,038,145
Health Care 1.5%
Advanced Medical Optics, Inc., 7.5%, 5/1/2017	115,000	104,650
Community Health Systems, Inc., 144A, 8.875%, 7/15/2015 (b)	1,395,000	1,354,894
HCA, Inc.:
6.5%, 2/15/2016	385,000	296,450
144A, 9.125%, 11/15/2014	305,000	301,188
144A, 9.25%, 11/15/2016	695,000	689,787
HEALTHSOUTH Corp.:
10.75%, 6/15/2016 (b)	360,000	363,600
11.409% **, 6/15/2014 (b)	65,000	65,650
Iasis Healthcare LLC, 8.75%, 6/15/2014	75,000	72,000
Omnicare, Inc., 6.125%, 6/1/2013	75,000	67,313
Psychiatric Solutions, Inc., 144A, 7.75%, 7/15/2015	185,000	175,750
PTS Acquisition Corp., 144A, 9.5%, 4/15/2015 (PIK)	115,000	102,925
Sun Healthcare Group, Inc., 144A, 9.125%, 4/15/2015	185,000	185,000
Surgical Care Affiliates, Inc., 144A, 8.875%, 7/15/2015 (PIK)	225,000	213,750
Tenet Healthcare Corp., 9.25%, 2/1/2015	690,000	589,950
The Cooper Companies, Inc., 7.125%, 2/15/2015	385,000	370,562
Universal Hospital Services, Inc., 144A, 8.5%, 6/1/2015 (PIK)	130,000	117,325
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014	590,000	548,700

		5,619,494
Industrials 4.1%
Actuant Corp., 144A, 6.875%, 6/15/2017	150,000	142,500
Aleris International, Inc., 144A, 9.0%, 12/15/2014 (PIK)	270,000	252,450
Alion Science and Technology, 10.25%, 2/1/2015	155,000	148,800
Allied Security Escrow Corp., 11.375%, 7/15/2011	300,000	297,000
Allied Waste North America, Inc., Series B, 9.25%, 9/1/2012	728,000	756,210
American Color Graphics, Inc., 10.0%, 6/15/2010	285,000	222,300
American Railcar Industries, Inc., 7.5%, 3/1/2014	215,000	209,625
ARAMARK Corp.:
144A, 8.5%, 2/1/2015	300,000	282,750
144A, 8.856% **, 2/1/2015	260,000	241,800
Baldor Electric Co., 8.625%, 2/15/2017	195,000	199,875
Belden, Inc., 144A, 7.0%, 3/15/2017	195,000	184,275
Bombardier, Inc.:
144A, 6.3%, 5/1/2014	220,000	200,200
144A, 6.75%, 5/1/2012	100,000	95,000
144A, 8.0%, 11/15/2014	145,000	143,550
Bristow Group, Inc., 144A, 7.5%, 9/15/2017	225,000	222,750
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	540,000	496,800
Building Materials Corp. of America, 7.75%, 8/1/2014	260,000	231,400
Cenveo Corp., 7.875%, 12/1/2013	480,000	453,600
Congoleum Corp., 8.625%, 8/1/2008 *	480,000	403,200
DRS Technologies, Inc.:
6.625%, 2/1/2016	105,000	99,750
6.875%, 11/1/2013	525,000	504,000
7.625%, 2/1/2018	635,000	609,600
Education Management LLC, 8.75%, 6/1/2014	160,000	159,200
Esco Corp.:
144A, 8.625%, 12/15/2013	360,000	352,800
144A, 9.235% **, 12/15/2013	285,000	274,313
General Cable Corp.:
7.125%, 4/1/2017	195,000	189,150
7.735% **, 4/1/2015	305,000	297,375

Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013		145,000	138,656
Harland Clarke Holdings Corp., Series WI, 9.5%, 5/15/2015 (b)		185,000	169,275
Iron Mountain, Inc., 8.75%, 7/15/2018		130,000	128,375
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016		590,000	448,400
8.875%, 4/1/2012		665,000	545,300
Kansas City Southern de Mexico SA de CV:
144A, 7.375%, 6/1/2014		150,000	145,500
144A, 7.625%, 12/1/2013		520,000	520,000
9.375%, 5/1/2012		395,000	416,725
Kansas City Southern Railway Co.:
7.5%, 6/15/2009		105,000	103,425
9.5%, 10/1/2008		1,225,000	1,257,156
Mobile Services Group, Inc., 144A, 9.75%, 8/1/2014		370,000	388,500
Navios Maritime Holdings, Inc., 144A, 9.5%, 12/15/2014 (b)		290,000	294,350
Panolam Industries International, Inc., 144A, 10.75%, 10/1/2013		120,000	116,400
R.H. Donnelly, Inc., 10.875%, 12/15/2012		660,000	696,300
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		60,000	65,400
RBS Global & Rexnord Corp., 9.5%, 8/1/2014		170,000	164,050
Saint Acquisition Corp., 144A, 12.5%, 5/15/2017 (b)		155,000	110,050
Ship Finance International Ltd., 8.5%, 12/15/2013		180,000	183,150
Terex Corp., 7.375%, 1/15/2014		105,000	102,900
Titan International, Inc., 8.0%, 1/15/2012		570,000	581,400
TransDigm, Inc., 144A, 7.75%, 7/15/2014		115,000	112,700
Tribune Co., 7.86%, 5/24/2014 (g)		370,000	333,927
U.S. Concrete, Inc., 8.375%, 4/1/2014 (b)		210,000	201,600
United Rentals North America, Inc., 7.0%, 2/15/2014 (b)		385,000	391,737
Xerox Capital Trust I, 8.0%, 2/1/2027		120,000	120,873

			15,406,422
Information Technology 1.3%
Freescale Semiconductor, Inc., 144A, 8.875%, 12/15/2014 (b)		180,000	164,250
L-3 Communications Corp.:
5.875%, 1/15/2015		625,000	568,750
Series B, 6.375%, 10/15/2015		270,000	248,400
Lucent Technologies, Inc., 6.45%, 3/15/2029		1,240,000	1,060,200
MasTec, Inc., 7.625%, 2/1/2017		270,000	265,950
Sanmina-SCI Corp.:
144A, 8.11% **, 6/15/2010 (b)		155,000	152,675
8.125%, 3/1/2016 (b)		260,000	230,100
Seagate Technology HDD Holdings, 6.8%, 10/1/2016		380,000	353,400
SunGard Data Systems, Inc., 10.25%, 8/15/2015 (b)		650,000	650,000
Unisys Corp., 7.875%, 4/1/2008		1,045,000	1,034,550
Vangent, Inc., 144A, 9.625%, 2/15/2015		155,000	146,475

			4,874,750
Materials 4.1%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011		110,000	112,200
ARCO Chemical Co., 9.8%, 2/1/2020		1,960,000	2,018,800
Associated Materials, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014 (b)		365,000	224,475
Cascades, Inc., 7.25%, 2/15/2013		560,000	523,600
Chemtura Corp., 6.875%, 6/1/2016		390,000	359,775
Clondalkin Acquisition BV:
144A, 6.147% **, 12/15/2013	EUR	50,000	68,921
144A, 7.359% **, 12/15/2013		75,000	70,125
CPG International I, Inc.:
10.5%, 7/1/2013		530,000	514,100

12.13% **, 7/1/2012		120,000	121,800
Equistar Chemical Funding LP, 10.625%, 5/1/2011		229,000	239,305
Exopack Holding Corp., 11.25%, 2/1/2014		580,000	591,600
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 4/1/2017		310,000	325,500
GEO Specialty Chemicals, Inc., 144A, 13.86% **, 12/31/2009 (f)		1,097,000	905,025
Georgia-Pacific Corp., 144A, 7.125%, 1/15/2017		130,000	119,600
Gibraltar Industries, Inc., Series B, 8.0%, 12/1/2015		195,000	185,250
Hexcel Corp., 6.75%, 2/1/2015		790,000	750,500
Huntsman LLC, 11.625%, 10/15/2010		892,000	947,750
Ineos Group Holdings PLC, 144A, 7.875%, 2/15/2016	EUR	145,000	173,336
International Coal Group, Inc., 10.25%, 7/15/2014 (b)		185,000	160,950
Jefferson Smurfit Corp., 8.25%, 10/1/2012		95,000	91,438
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014		520,000	438,100
Lyondell Chemical Co.:
6.875%, 6/15/2017		915,000	960,750
10.5%, 6/1/2013 (b)		130,000	140,400
MacDermid, Inc., 144A, 9.5%, 4/15/2017		190,000	172,900
Massey Energy Co.:
6.625%, 11/15/2010		65,000	60,613
6.875%, 12/15/2013 (b)		410,000	361,312
Metals USA Holdings Corp.:
144A, 11.36% **, 1/15/2012 (PIK)		235,000	235,000
144A, 11.36% **, 7/1/2012 (PIK)		265,000	238,500
Millar Western Forest Products Ltd., 7.75%, 11/15/2013 (b)		185,000	154,475
Momentive Performance Materials, Inc., 144A, 9.75%, 12/1/2014		235,000	225,600
Mueller Water Products, Inc., 144A, 7.375%, 6/1/2017		185,000	172,975
Neenah Foundry Co., 9.5%, 1/1/2017 (b)		185,000	164,650
NewMarket Corp., 7.125%, 12/15/2016		455,000	437,937
OI European Group BV, 144A, 6.875%, 3/31/2017	EUR	220,000	285,943
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 *		798,203	11,973
Pliant Corp., 11.625%, 6/15/2009 (PIK)		5	5
Radnor Holdings Corp., 11.0%, 3/15/2010 *		100,000	125
Rhodia SA, 144A, 6.959% **, 10/15/2013	EUR	280,000	386,434
Smurfit-Stone Container Enterprises, Inc.:
8.0%, 3/15/2017		375,000	350,625
8.375%, 7/1/2012		185,000	172,513
Steel Dynamics, Inc., 144A, 6.75%, 4/1/2015		295,000	280,250
Terra Capital, Inc., Series B, 7.0%, 2/1/2017		615,000	581,175
The Mosaic Co., 144A, 7.375%, 12/1/2014		350,000	348,250
TriMas Corp., 9.875%, 6/15/2012		421,000	418,895
Witco Corp., 6.875%, 2/1/2026		135,000	112,050
Wolverine Tube, Inc., 10.5%, 4/1/2009		325,000	318,500

			15,534,000
Telecommunication Services 2.9%
American Cellular Corp., Series B, 10.0%, 8/1/2011		44,000	45,815
BCM Ireland, Preferred, 144A, 11.061% **, 2/15/2017 (PIK)	EUR	189,946	253,992
Cell C Property Ltd., 144A, 11.0%, 7/1/2015		775,000	683,937
Centennial Communications Corp.:
10.0%, 1/1/2013 (b)		450,000	470,250
10.125%, 6/15/2013		145,000	152,069
Cincinnati Bell, Inc.:
7.25%, 7/15/2013		770,000	758,450
8.375%, 1/15/2014		220,000	209,000
Cricket Communications, Inc., 144A, 9.375%, 11/1/2014		555,000	547,369
Dobson Cellular Systems, 9.875%, 11/1/2012		295,000	315,281

Embratel, Series B, 11.0%, 12/15/2008	79,000	83,543
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004 *	115,000	115,000
Insight Midwest LP, 9.75%, 10/1/2009 (b)	122,000	121,695
Intelsat Bermuda Ltd.:
8.886% **, 1/15/2015	40,000	40,200
9.25%, 6/15/2016	110,000	112,200
11.25%, 6/15/2016	310,000	323,950
Intelsat Corp., 9.0%, 6/15/2016	130,000	130,325
Intelsat Ltd., 5.25%, 11/1/2008	145,000	141,375
Intelsat Subsidiary Holding Co., Ltd., 8.25%, 1/15/2013	410,000	407,950
iPCS, Inc., 144A, 7.48% **, 5/1/2013	100,000	96,500
MetroPCS Wireless, Inc., 144A, 9.25%, 11/1/2014	580,000	568,400
Millicom International Cellular SA, 10.0%, 12/1/2013	825,000	872,437
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	1,040,000	1,008,800
Nortel Networks Ltd.:
144A, 9.61% **, 7/15/2011	345,000	349,313
144A, 10.125%, 7/15/2013	325,000	336,375
144A, 10.75%, 7/15/2016 (b)	240,000	250,800
Orascom Telecom Finance, 144A, 7.875%, 2/8/2014	140,000	126,000
Qwest Corp., 7.25%, 9/15/2025	70,000	64,925
Rural Cellular Corp., 9.875%, 2/1/2010	350,000	363,125
Stratos Global Corp., 9.875%, 2/15/2013 (b)	150,000	155,250
SunCom Wireless Holdings, Inc., 8.5%, 6/1/2013	438,000	440,190
US Unwired, Inc., Series B, 10.0%, 6/15/2012	455,000	492,172
Virgin Media Finance PLC, 8.75%, 4/15/2014	655,000	655,000
West Corp., 9.5%, 10/15/2014	220,000	214,500

		10,906,188
Utilities 2.5%
AES Corp., 144A, 8.75%, 5/15/2013	1,800,000	1,894,500
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012	1,360,000	1,424,600
CMS Energy Corp., 8.5%, 4/15/2011 (b)	880,000	927,074
Edison Mission Energy, 144A, 7.0%, 5/15/2017	335,000	302,337
Intergas Finance BV, Series REG S, 6.875%, 11/4/2011	1,145,000	1,154,149
Mirant Americas Generation LLC, 8.3%, 5/1/2011	130,000	127,400
Mirant North America LLC, 7.375%, 12/31/2013	150,000	149,250
NRG Energy, Inc.:
7.25%, 2/1/2014	550,000	530,750
7.375%, 2/1/2016	1,285,000	1,240,025
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	735,000	787,987
Regency Energy Partners LP, 144A, 8.375%, 12/15/2013	395,000	406,850
Sierra Pacific Resources:
6.75%, 8/15/2017	470,000	438,111
8.625%, 3/15/2014	80,000	83,704

		9,466,737

Total Corporate Bonds (Cost $136,886,124)		130,030,097
Commercial and Non-Agency Mortgage-Backed Securities 2.8%
Credit Suisse Mortgage Capital Certificates, "A2", Series 2007-C1, 5.268%, 2/15/2040	3,719,000	3,663,864
Greenwich Capital Commercial Funding Corp., "A4", Series 2007-GG9, 5.444%, 3/10/2039	5,100,000	4,906,609
Morgan Stanley Capital I Trust, "A4", Series 2007-HQ11, 5.447%, 2/12/2044	2,280,000	2,190,330

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $11,155,446)		10,760,803

Government & Agency Obligations 50.7%
Sovereign Bonds 36.7%
Aries Vermogensverwaltung GmbH, Series C, REG S, 9.6%, 10/25/2014		2,250,000	2,798,752
Bundesrepublic Deutschland, Series 06, 4.0%, 7/4/2016	EUR	5,900,000	7,880,373
Dominican Republic:
144A, 8.625%, 4/20/2027		125,000	142,500
Series REG S, 9.5%, 9/27/2011		958,421	1,015,926
Egypt Government AID Bonds, 4.45%, 9/15/2015		13,800,000	13,077,294
Federative Republic of Brazil:
6.0%, 1/17/2017		3,165,000	3,065,302
7.125%, 1/20/2037 (b)		1,045,000	1,100,908
7.875%, 3/7/2015		1,045,000	1,141,662
8.75%, 2/4/2025		830,000	1,003,885
8.875%, 10/14/2019		950,000	1,128,125
11.0%, 1/11/2012		2,270,000	2,695,625
11.0%, 8/17/2040 (b)		2,295,000	2,967,435
12.5%, 1/5/2016	BRL	1,155,000	714,767
Government of Malaysia, Series 1/04, 4.305%, 2/27/2009	MYR	5,605,000	1,643,329
Government of Ukraine:
Series REG S, 4.95%, 10/13/2015	EUR	620,000	768,093
Series REG S, 7.65%, 6/11/2013		785,000	819,053
Kingdom of Spain, 3.15%, 1/31/2016	EUR	6,300,000	7,853,861
Nigeria, Promissory Note, Series RC, 5.092%, 1/5/2010		32,000	5,920
Province of Ontario, 3.5%, 9/17/2007		6,000,000	5,985,000
Republic of Argentina:
Step-up Coupon, 1.33% to 3/31/2009, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038		510,000	188,700
5.475% **, 8/3/2012 (PIK)		2,463,750	2,281,469
5.83%, 12/31/2033 (PIK)	ARS	419	149
7.82%, 12/31/2033 (PIK)	EUR	2,533,175	2,789,940
Republic of Colombia:
8.25%, 12/22/2014		85,000	94,138
10.0%, 1/23/2012		1,245,000	1,428,637
10.75%, 1/15/2013		335,000	403,675
Republic of El Salvador, 144A, 7.65%, 6/15/2035		2,245,000	2,491,950
Republic of Greece:
2.9%, 6/21/2008	EUR	8,200,000	11,070,854
4.5%, 9/20/2037	EUR	4,150,000	5,339,084
Republic of Indonesia, 144A, 6.875%, 3/9/2017 (b)		1,470,000	1,470,000
Republic of Panama:
7.125%, 1/29/2026		630,000	658,350
9.375%, 1/16/2023		2,075,000	2,593,750
Republic of Peru, 7.35%, 7/21/2025		3,805,000	4,147,450
Republic of Philippines:
7.75%, 1/14/2031		295,000	312,331
8.0%, 1/15/2016		1,955,000	2,067,412
8.375%, 2/15/2011		465,000	489,413
9.375%, 1/18/2017		490,000	570,850
Republic of Serbia, 144A, Step-up Coupon, 3.75% to 11/1/2009, 6.75% to 11/1/2024		395,000	364,388
Republic of Turkey:
7.0%, 9/26/2016 (b)		1,690,000	1,696,337
7.25%, 3/15/2015		360,000	365,400
11.75%, 6/15/2010		2,045,000	2,341,525
12.375%, 6/15/2009		1,020,000	1,139,136
20.0%, 10/17/2007	TRY	74	58
Republic of Uruguay:
7.625%, 3/21/2036 (b)		605,000	644,325
8.0%, 11/18/2022		955,000	1,036,175

9.25%, 5/17/2017		735,000	859,950
Republic of Venezuela, 10.75%, 9/19/2013		3,250,000	3,623,750
Russian Federation, Series REG S, 7.5%, 3/31/2030		4,955,100	5,411,960
Russian Ministry of Finance, Series VII, 3.0%, 5/14/2011		310,000	282,506
Socialist Republic of Vietnam, 144A, 6.875%, 1/15/2016 (b)		2,050,000	2,070,500
United Kingdom Treasury Bond:
5.0%, 3/7/2008	GBP	7,800,000	15,773,666
5.0%, 3/7/2025	GBP	4,000,000	8,196,001
United Mexican States:
5.625%, 1/15/2017 (b)		364,000	355,446
Series A, 6.75%, 9/27/2034		318,000	333,900

			138,700,985
US Government Sponsored Agencies 5.1%
Farmer Mac Guarenteed Trust, Series 2007-1, 144A, 5.125%, 4/19/2017		6,100,000	5,924,808
Federal Home Loan Mortgage Corp., 5.0%, 6/11/2009		7,000,000	7,007,014
Tennessee Valley Authority, Series A, 6.79%, 5/23/2012		5,750,000	6,145,864

			19,077,686
US Treasury Obligations 8.9%
US Treasury Bill, 4.815% ***, 10/18/2007 (c)		2,260,000	2,236,604
US Treasury Bonds:
5.375%, 2/15/2031		1,580,000	1,668,011
6.25%, 8/15/2023		11,150,000	12,643,923
US Treasury Notes:
4.75%, 2/28/2009		10,000,000	10,015,620
6.125%, 8/15/2007		7,250,000	7,252,262

			33,816,420

Total Government & Agency Obligations (Cost $191,735,447)			191,595,091
Loan Participations 0.3%
Advanced Medical Optics, Inc., 7.11%, 4/2/2014 (g)		110,000	108,144
Export-Import Bank of Ukraine, 6.8%, 10/4/2012		690,000	656,066
Sabre, Inc., LIBOR plus 2.25%, 7.495%**, 9/30/2014 (g)		185,000	170,570

Total Loan Participations (Cost $969,316)			934,780
		Shares	Value ($)

Warrants 0.0%
Dayton Superior Corp., 144A, Expiration 6/15/2009*		40	0
DeCrane Aircraft Holdings, Inc., 144A, Expiration 9/30/2008*		2,740	0

Total Warrants (Cost $0)			0
		Units	Value ($)

Other Investments 0.2%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029		315,000	274,050
IdleAire Technologies Corp. (Bond Unit), 144A, Step-up Coupon, 0% to 6/15/2008, 13.0% to 12/15/2012		560,000	319,200

Total Other Investments (Cost $717,747)			593,250
		Shares	Value ($)

Common Stocks 0.0%
GEO Specialty Chemicals, Inc.*		10,608	9,017
GEO Specialty Chemicals, Inc. 144A*		966	821

Total Common Stocks (Cost $131,040)			9,838

	Convertible Preferred Stocks 0.0%
Consumer Discretionary
ION Media Networks, Inc. 144A, 9.75%, (PIK) (Cost $139,250)						20	93,000
						Contracts	Value ($)

	Options Purchased 0.0%
Call Options 0.0%
3 Month LIBOR, 6.08% fixed rate, Expiring 6/22/2012, Strike Rate, 6.08%						1,225,000	28,323
Put Options 0.0%
3 Month LIBOR, 6.08% fixed rate, Expiring 6/22/2012, Strike Rate, 6.08%						1,225,000	38,886

Total Options Purchased (Cost $58,065)							67,209
						Shares	Value ($)

	Securities Lending Collateral 5.0%
Daily Assets Fund Institutional, 5.36% (d) (e) (Cost $19,072,380)						19,072,380	19,072,380
	Cash Equivalents 9.4%
Cash Management QP Trust, 5.35% (d) (Cost $35,470,195)						35,470,195	35,470,195
						% of Net Assets	Value ($)

Total Investment Portfolio (Cost $396,335,010)						102.8	388,626,643
Other Assets and Liabilities, Net						(2.8)	(10,606,227)

Net Assets						100.0	378,020,416

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financ ial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:

	Securities	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
	Congoleum Corp.	8.625%	8/1/2008	480,000	USD	451,750	403,200
	Grupo Iusacell SA de CV	10.0%	7/15/2004	115,000	USD	72,462	115,000
	Oxford Automotive, Inc.	12.0%	10/15/2010	798,203	USD	82,291	11,973
	Radnor Holdings Corp.	11.0%	3/15/2010	100,000	USD	91,474	125
						697,977	530,298
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2007.

***	Annualized yield at time of purchase; not a coupon rate.
(a)	Principal amount stated in US dollars unless otherwise noted.
(b)

All or a portion of these securities were on loan amounting to $18,875,531. In addition, included in other assets and liabilities is a pending sale, amounting to $60,978 that is also on loan. The value of all securities loaned at July 31, 2007 amounted to $18,936,509 which is 5.0% of net assets.

(c)	At July 31, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending.

(f)	Security has a deferred interest payment of $35,401 from March 31, 2006.
(g)	Delayed delivery.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in-kind.
At July 31, 2007, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)
10 Year Canadian Government Bond	9/19/2007	4	414,191	416,460	2,269
10 Year Japanese Government Bond	9/10/2007	42	46,872,646	47,206,348	333,702
10 Year US Treasury Note	9/19/2007	433	46,038,723	46,513,672	474,949
=
Total unrealized appreciation	810,920
At July 31, 2007, open futures contracts sold were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)
10 Year Australian Treasury bond	9/17/2007	272	22,804,718	23,120,935	(316,217)
10 Year Federal Republic of Germany Bond	9/6/2007	302	46,187,085	46,586,192	(399,107)
United Kingdom Treasury Bond	9/26/2007	31	6,508,522	6,644,602	(136,080)
Total unrealized depreciation	(851,404)

At July 31, 2007, open written option contracts were as follows:
Written Options	Number of Contracts	Expiration Date	Strike Rate (%)	Value ($)
Call Swaptions
3 Months LIBOR, 6.3% fixed rate	245,000	9/22/2007	6.3	(47)
Put Swaptions
3 Months LIBOR, 5.3% fixed rate	245,000	9/22/2007	5.3	(1,155)
Total Written Options (Premiums received $735)	(1,202)

As of July 31, 2007, the Fund had the following open forward currency exchange contracts:

				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Appreciation ($)
USD	15,177,744	JPY	1,850,000,000	8/6/2007	361,777
USD	8,171,804	JPY	1,000,000,000	8/6/2007	227,937
USD	26,228,708	EUR	19,678,000	9/19/2007	797,101
USD	11,860,738	SGD	18,163,000	9/19/2007	167,981
USD	17,149,575	EUR	12,550,000	9/19/2007	86,623
USD	17,924,117	GBP	9,123,000	9/19/2007	627,995
SEK	6,485,000	USD	968,677	9/19/2007	757
Total unrealized appreciation					2,270,171

				Settlement	Unrealized
Contracts to Deliver		In Exchange For		Date	Depreciation ($)
EUR	14,300,000	USD	19,497,764	8/6/2007	(113,932)
EUR	5,000,000	USD	6,820,650	8/6/2007	(36,586)
GBP	8,400,000	USD	16,937,592	8/6/2007	(165,450)
USD	528,223	EUR	382,000	8/15/2007	(5,296)
USD	114,771	EUR	83,000	8/15/2007	(1,151)
EUR	1,878,000	USD	2,560,655	8/15/2007	(10,176)
EUR	3,106,100	USD	4,235,170	8/15/2007	(16,831)
AUD	5,074,000	USD	4,343,369	9/19/2007	(10,141)
USD	1,640,596	CAD	1,730,000	9/19/2007	(15,580)
CHF	25,338,000	USD	20,488,397	9/19/2007	(669,574)
CHF	9,773,000	USD	8,086,885	9/19/2007	(73,856)
JPY	5,602,934,000	USD	46,037,953	9/19/2007	(1,293,050)
USD	3,087,001	NOK	17,908,000	9/19/2007	(2,024)
NOK	24,126,000	USD	3,963,203	9/19/2007	(192,936)
USD	7,974,991	SGD	12,041,000	9/19/2007	(658)
Total unrealized depreciation					(2,607,241)

Currency Abbreviations
ARS	Argentine Peso	JPY	Japanese Yen
AUD	Australian Dollar	MYR	Malaysian Ringgit
BRL	Brazilian Real	NOK	Norwegian Krone
CAD	Canadian Dollar	SEK	Swedish Krona
CHF	Swiss Franc	SGD	Singapore Dollar
EUR	Euro	TRY	New Turkish Lira
GBP	British Pound	USD	United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Income Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Strategic Income Fund

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 14, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        September 14, 2007